Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance		¥ 145,675
Other comprehensive income for the year		(2,025)	¥ (7,926)	¥ (25,776)
Ending balance		149,293	145,675
Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		145,675	145,007	163,381
Other comprehensive income for the year		(2,070)	(7,912)	(25,774)
Appropriation to reserves		5,885	8,445	7,367
Others		(197)	135	33
Ending balance		149,293	145,675	145,007
Share premium [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53,860	53,860	53,860
Ending balance		53,860	53,860	53,860
Other reserves [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,281	1,146	1,113
Others		(197)	135	33
Ending balance		1,084	1,281	1,146
Unrealised gains/(losses) from available-for-sale securities [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(1,986)	5,100	29,963
Other comprehensive income for the year		(3,426)	(7,086)	(24,863)
Ending balance		(5,412)	(1,986)	5,100
Share of other comprehensive income of investees under equity method [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(717)	(738)	180
Other comprehensive income for the year		770	21	(918)
Ending balance		53	(717)	(738)
Statutory reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	33,384	30,166	28,239
Appropriation to reserves	[1]	1,275	3,218	1,927
Ending balance	[1]	34,659	33,384	30,166
Discretionary reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[2]	30,152	28,225	24,787
Appropriation to reserves	[2]	3,218	1,927	3,438
Ending balance	[2]	33,370	30,152	28,225
General reserve [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	30,541	27,241	25,239
Appropriation to reserves	[3]	1,392	3,300	2,002
Ending balance	[3]	31,933	30,541	27,241
Exchange differences on translating foreign operations [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(840)	7
Other comprehensive income for the year		586	(847)	7
Ending balance		¥ (254)	¥ (840)	¥ 7

[1]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards ("CAS") to statutory reserve which amounted to RMB1,275 million for the year ended 31 December 2018 (2017: RMB3,218 million, 2016: RMB1,927 million).
[2]	Approved at the Annual General Meeting in June 2018, the Company appropriated RMB3,218 million to the discretionary reserve fund for the year ended 31 December 2017 based on net profit under CAS (2017: RMB1,927 million, 2016: RMB3,438 million).
[3]	Pursuant to "Financial Standards of Financial Enterprises - Implementation Guide" issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2018, the Company appropriated 10% of net profit under CAS which amounted to RMB1,275 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2017: RMB3,218 million, 2016: RMB1,927 million). In addition, pursuant to the CAS, the Group appropriated RMB117 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2017: RMB82 million, 2016: RMB75 million).